Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Cash flow from operating activities
Net loss			$ (7,145,320)		$ (5,977,407)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of warrant liabilities			(3,234,586)		190,911
Increase (Decrease) in Operating Capital [Abstract]
Change in accrued expenses			517,277		2,443,435
Net cash used in operating activities			(10,238,905)		(4,634,934)
Cash flow from investing activities
Net cash used in investing activities			(1,353,662)		(301,302)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Payment of offering costs			(8,243,247)
Net cash provided by financing activities			26,008,126		4,881,264
Cash and cash equivalents at beginning of year	$ 1,500,582		1,500,582		1,555,554
Cash and cash equivalents at end of year			15,916,141	$ 1,500,582	1,500,582
CIK0001848000_LAKESHORE ACQUISITION I CORP
Cash flow from operating activities
Net loss	(89,597)	$ (157,152)		(299,625)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest income earned in trust account	(287,029)	(811)
Cost accrued to note payable to a third party	10,000	0
Increase (Decrease) in Operating Capital [Abstract]
Change in prepaid expenses	63,708	(101,933)		(63,708)
Change in amount due from related party	0	(30,000)
Change in other current assets	(135,000)	0
Change in accrued expense and other current liabilities	7,538	0
Change in accrued expenses				25,000
Net cash used in operating activities	(430,380)	(289,896)		(340,299)
Cash flow from investing activities
Proceeds From Sale Of Marketable Securities In Trust Account	26,172,069	0
Cash deposited in trust account	(357,610)	(54,670,000)		(54,670,000)
Net cash used in investing activities	25,814,459	(54,670,000)		(54,670,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from note payable to a related party	200,000	450,000		450,000
Proceeds from note payable to a third party	300,000	0
Proceeds from advance for private units to be issued	0	70,750		70,750
Proceeds from issuance of ordinary shares	0	57,311,750		57,311,750
Payment for the redemption of ordinary shares	(26,172,069)	0
Repayment of note payable to a related party	0	(450,000)		(450,000)
Repayment of advance from private units purchasers	0	(70,750)		(70,750)
Payment of underwriters' discount	0	(1,366,750)		(1,366,750)
Payment of offering costs	0	(495,788)		(495,788)
Net cash provided by financing activities	(25,672,069)	55,449,212		55,449,212
Net change in cash	(287,990)	489,316		438,913
Cash and cash equivalents at beginning of year	438,913	0	$ 438,913	0
Cash and cash equivalents at end of year	150,923	489,316		438,913	$ 438,913
Supplemental disclosure of cash flow information
Initial classification of or ordinary shares subject to redemption				50,471,524
Initial value of public shares subject to possible redemption	0	52,251,672		(4,198,476)
Reclassification of offering cost related to public shares	0	(1,780,148)
Subsequent measurement of ordinary shares subject to possible redemption	$ 646,605	$ 4,198,476		$ 4,198,476